Cover	May 11, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 11, 2022
Entity Registrant Name	BOWLERO CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40142
Entity Tax Identification Number	98-1632024
Entity Address, Address Line One	7313 Bell Creek Road
Entity Address, City or Town	Mechanicsville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23111
City Area Code	804
Local Phone Number	417-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001840572
Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	BOWL
Security Exchange Name	NYSE
Redeemable warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BOWL WS
Security Exchange Name	NYSE